TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Year 2014 [Member]	Dec. 31, 2010 Thereafter [Member]	Dec. 31, 2013 Scenario, Forecast [Member]	Dec. 31, 2013 US Subsidiaries [Member]	Dec. 31, 2013 Israeli Taxation [Member]	Dec. 31, 2012 Israeli Taxation [Member]	Dec. 31, 2011 Israeli Taxation [Member]	Dec. 31, 2013 Israeli Taxation [Member] Amendment 2010 [Member]	Dec. 31, 2013 Israeli Taxation [Member] Minimum [Member]	Dec. 31, 2013 Israeli Taxation [Member] Maximum [Member]	Dec. 31, 2013 Israeli Taxation [Member] Israeli Subsidiaries [Member]	Dec. 31, 2013 Federal [Member] US Subsidiaries [Member]	Dec. 31, 2013 State [Member] US Subsidiaries [Member]
Percentage Of Corporate Tax Rate											16.00%	25.00%	26.50%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 8	$ 9	$ 16
Unrecognized Tax Benefits Excludes Income Tax Penalties And Interest Accrued	198	198
Operating Loss Carryforwards								22,000						68,000	80,000	20,000
Deferred Tax Assets, Net, Total							2,782	4,350
Income Tax Holiday, Description								the Company's income derived from the Approved Enterprise will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has been no longer eligible for benefits since 2007.
Tax Exempt Income Earned By Approved Enterprise Of Company Included In Retained Earnings								540
Effective Income Tax Rate Reconciliation, Percent, Total						26.50%		25.00%	25.00%	24.00%
Percentage Of Amendment Tax Rate				16.00%	16.00%
Operating Loss Carryforwards Expiration Period	expire between 2020 and 2032
Unrecognized Tax Benefits, Interest on Income Taxes Expense	$ 204	$ 196